Document and Entity Information	Nov. 08, 2025
Cover [Abstract]
Entity Registrant Name	MANNKIND CORP
Amendment Flag	false
Entity Central Index Key	0000899460
Document Type	8-K
Document Period End Date	Nov. 08, 2025
Entity Incorporation State Country Code	DE
Entity File Number	000-50865
Entity Tax Identification Number	13-3607736
Entity Address, Address Line One	1 Casper Street
Entity Address, City or Town	Danbury
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06810
City Area Code	(818)
Local Phone Number	661-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	MNKD
Security Exchange Name	NASDAQ